Name of Issuers, and the Aggregate Amortized Cost and Fair Value of the Securities of Such Issuer, in which the Aggregate Amortized Cost Exceeds 10% of Stockholders' Equity (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Mortgage-backed securities - FNMA
Investment Holdings [Line Items]
Amortized Cost	$ 1,049,315	$ 757,812
Fair Value	1,089,069	789,838
FHLB
Investment Holdings [Line Items]
Amortized Cost	553,940	1,003,395
Fair Value	578,617	1,056,549
Freddie Mac
Investment Holdings [Line Items]
Amortized Cost	984,270	637,644
Fair Value	$ 1,010,669	$ 654,495